NON-CURRENT ASSETS - LOAN TO A RELATED PARTY (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Loan to a related party, gross	$ 6,483	$ 6,291
Allowance for expected credit losses	(319)	(319)
Loan to a related party	$ 6,164	$ 5,972